Label	Element	Value
Pacer Cash Cows Fund of Funds ETF | Pacer Developed Markets International Cash Cows 00 ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	20.70%
Pacer Cash Cows Fund of Funds ETF | Pacer Global Cash Cows Dividend ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	20.00%
Pacer Cash Cows Fund of Funds ETF | Pacer US Cash Cows 00 ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	20.00%
Pacer Cash Cows Fund of Funds ETF | Pacer US Cash Cows Growth ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	19.80%
Pacer Cash Cows Fund of Funds ETF | Pacer US Small Cap Cash Cows ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	19.50%
Pacer Cash Cows Fund of Funds ETF | Mount Vernon Liquid Assets Portfolio, LLC [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	16.40%
Pacer Cash Cows Fund of Funds ETF | Affiliated Exchange Traded Funds [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.90%
Pacer Cash Cows Fund of Funds ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.10%